Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash flows from operating activities
Net loss	$ (57,146)	$ (454,805)
Adjustments to reconcile net loss to net cash provided by operating activities:
Goodwill impairment		386,154
Impairment of other long-lived assets	1,944	5,557
Depreciation and amortization	41,412	37,428
Stock-based compensation	23,140	15,894
Foreign currency transaction loss	4,210	(2,565)
Deferred income taxes	(9,054)	(1,541)
Share in loss (profit) of associated companies	(1,173)	2,740
Revaluation of investments	556
Other non-cash items, net	364	37
Change in cash attributable to changes in operating assets and liabilities:
Accounts receivable, net	(17,023)	29,563
Inventories	8,271	15,167
Other current assets and prepaid expenses	(11,911)	5,805
Other non-current assets	3,834	2,681
Accounts payable	29,204	(17,579)
Other current liabilities	14,047	(8,430)
Deferred revenues	3,470	(8,070)
Other non-current liabilities	(2,749)	(3,932)
Net cash provided by operating activities	31,396	4,104
Cash flows from investing activities
Cash paid for acquisitions, net of cash acquired	(6,669)
Purchase of property and equipment	(16,193)	(19,912)
Investments in short-term bank deposits	(249,000)	(27,000)
Investments in unconsolidated entities	(7,000)
Proceeds from maturity of short-term bank deposits	89,000
Proceeds from sale of equity method investment		3,175
Net proceeds from divestitures of subsidiaries and associated companies		1,000
Purchase of intangible assets	(1,219)	(1,598)
Other investing activities	(85)	89
Net cash used in investing activities	(191,166)	(44,246)
Cash flows from financing activities
Proceeds from public offering, net of issuance costs	218,850
Proceeds from exercise of stock options	3,699	53
Other financing activities	406
Net cash provided by financing activities	222,955	53
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(2,413)	(484)
Net change in cash, cash equivalents and restricted cash	60,772	(40,573)
Cash, cash equivalents and restricted cash, beginning of period	272,216	293,597
Cash, cash equivalents and restricted cash, end of period	332,988	253,024
Supplemental disclosures of cash flow information:
Transfer of inventory to fixed assets	2,760	2,445
Transfer of fixed assets to inventory	$ 844	$ 281